Correction of Immaterial Errors (Tables)	12 Months Ended
Dec. 31, 2023
Correction of Immaterial Errors [Abstract]
Schedule of Cash Flow Statement	Consolidated Statement of Cash Flows:
	For the year ended December 31, 2023
	As previously reported	Adjustments	As adjusted
Loss before income tax	(247,862)	3,558	(244,304)
Taxes on provisions	(12,389)	12,389	-
Taxes and fees	(767)	3,301	2,534
Income taxes paid	9,624	(19,248)	(9,624)